Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following:
	As of March 31,
	2024	2023
	$’000	$’000
Trading rights	64	64
Trading platform system	20	-
Less: accumulated amortization	(7)	-
Intangible assets, net	77	64